Notes to consolidated statement of profit and loss and other comprehensive income - Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Short-term employee benefits - Salaries	€ 12,149	€ 8,527	€ 5,192
Short-term employee benefits - Social Security	1,504	1,027	802
Post-employment benefits	291	175	207
Termination benefits	8	86	124
Share-based payment	3,985	2,849	1,945
Employer social security contributions stock options	5,281	436
Total employee benefits expense	€ 23,218	€ 13,100	€ 8,270